PRIVATE PLACEMENT	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Private Placement Disclosure Abstract
PRIVATE PLACEMENT

Note 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the IPO on April 1, 2025, the Sponsor purchased an aggregate of 227,500 Initial Private Placement Units at a price of $10.00 per Initial Private Placement Units for an aggregate purchase price of $2,275,000. Each Initial Private Placement Unit was identical to the Public Units sold in the IPO except for certain registration rights and transfer restrictions.

Simultaneously with the issuance and sales of the Option Units on April 7 and April 9, 2025, the Company completed the private placement sale of an additional 13,348 units to the Sponsor at a purchase price of $10.00 per Additional Private Unit. The Private Placement generated total proceeds of $2,408,480, including the cancellation of $337,580 of indebtedness.

Note 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 227,500 Initial Private Placement Units at a price of $10.00 per Initial Private Placement Units for an aggregate purchase price of $2,275,000. Each Initial Private Placement Unit was identical to the Public Units sold in the IPO except for certain registration rights and transfer restrictions.

Simultaneously with the issuance and sales of the Option Units, the Company completed the private placement sale of an additional 13,348 units to the Sponsor at a purchase price of $10.00 per Additional Private Unit. The Private Placement generated total proceeds of $2,408,480, including the cancellation of $337,580 of indebtedness.